Share Capital (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2022 USD ($) shares
Share Capital [Line Items]
Number of shares exercised in exchange		1,000
Adjustment amount			$ 20.8	$ 15.3
Class B LP Units [Member]
Share Capital [Line Items]
Shares issued		532,473	574,226	574,226
Adjustment amount			$ 20.8	$ 15.3
RSUs [Member]
Share Capital [Line Items]
Settlement of restricted stock unit	823,235	532,122
Settlement of public shares	394,791	271,578
Performance Share Units [Member]
Share Capital [Line Items]
Settlement of restricted stock unit	230,863
Settlement of public shares	145,197
Deferred share units [Member]
Share Capital [Line Items]
Settlement of restricted stock unit	12,434
Settlement of public shares	30,087
Class A Common shares [Member]
Share Capital [Line Items]
Voting share	one	one
Class B Common Shares [Member]
Share Capital [Line Items]
Voting share	one	one
Class C Common Shares [Member]
Share Capital [Line Items]
Voting share	one	one
Golden share [Member]
Share Capital [Line Items]
Voting share	one	one